CONCENTRATION OF CREDIT RISKS	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
CONCENTRATION OF CREDIT RISKS
CONCENTRATION OF CREDIT RISKS

NOTE 4 – CONCENTRATION OF CREDIT RISKS

The Company maintains accounts with financial institutions. All cash in checking accounts is non-interest bearing and is fully insured by the Federal Deposit Insurance Corporation (FDIC). At times, cash balances may exceed the maximum coverage provided by the FDIC on insured depositor accounts. The Company believes it mitigates its risk by depositing its cash and cash equivalents with major financial institutions. On September 30, 2022 and June 30, 2022, the Company had $243,598 and $811,429 in excess of FDIC insurance, respectively.

NOTE 4 – CONCENTRATION OF CREDIT RISKS

The Company maintains accounts with financial institutions. All cash in checking accounts is non-interest bearing and is fully insured by the Federal Deposit Insurance Corporation (FDIC). At times, cash balances may exceed the maximum coverage provided by the FDIC on insured depositor accounts. The Company believes it mitigates its risk by depositing its cash and cash equivalents with major financial institutions. On June 30, 2022, the Company had $811,429 in excess of FDIC insurance.